Condensed Consolidated Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Continuing Operations Diluted	$ (0.19)	$ (6.99)	$ (0.92)	$ (14.90)
Discontinued Operations Diluted		(5.88)	(0.24)	(6.01)
Net Loss Per Share – Diluted	$ (0.19)	$ (12.87)	$ (1.16)	$ (20.91)
Weighted Average Shares Outstanding Diluted (in Shares)	37,442,387	1,931,535	20,600,208	2,018,295
Previously Reported
Continuing Operations Diluted					$ (22.08)	$ (26.21)
Discontinued Operations Diluted					(12.04)	(24.97)
Net Loss Per Share – Diluted					$ (34.12)	$ (51.18)
Weighted Average Shares Outstanding Diluted (in Shares)					2,332,041	1,510,678